Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Apr. 23, 2019	Mar. 15, 2019	Dec. 31, 2018
Banco De Bogota [member]
Subsequent event1 [line items]
Short term loan			$ 245.0
Major purchases of assets [member]
Subsequent event1 [line items]
Decrease in capital expenditures		$ 350.0
Decrease in financial commitments		$ 2,600.0
Major purchases of assets [member] | Turbo Prop Leasing Corp and Aerotaxisla Costena SA [member]
Subsequent event1 [line items]
Purchase price amount	$ 11.7
Earn-out consideration	$ 3.8
Share exchange agreement [member] | Aerotaxisla Costena SA [member]
Subsequent event1 [line items]
Agreement to sale interest in subsidiary	68.00%
Share exchange agreement [member] | Turbo Prop Leasing Corp [member]
Subsequent event1 [line items]
Agreement to sale interest in subsidiary	68.00%